Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivable as of December 31, 2019 and 2018, consist of the following:

	Balance as of December 31,
	2019	2018
Trade receivables	242,008	163,856
Tax receivables	50,901	54,959
Prepayments	5,150	5,521
Other accounts receivable	19,508	12,059
Total	317,568	236,395

Trade receivables in foreign currency
Trade receivables in foreign currency as of December 31, 2019 and 2018, are as follows:

	Balance as of December 31,
	2019	2018
Euro	108,280	91,303
South African Rand	24,289	25,193
Other	4,001	9,884
Total	136,570	126,380